Capital and Other Components of Equity - Summary of Warrants (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding	6,175,000
Number of warrants vested	5,175,000	3,300,000
Warrants amount	$ 23,947,111	$ 18,597,776
Number of warrants outstanding		6,175,000
Warrants IFF
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding	2,000,000
Number of warrants vested	1,000,000
Warrants amount	$ 1,089,243	$ 388,281
Number of warrants outstanding		2,000,000
Warrants AMI
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding	4,175,000
Number of warrants vested	4,175,000	3,300,000
Warrants amount	$ 22,857,868	$ 18,209,495
Number of warrants outstanding		4,175,000